Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 266,321	$ 228,129	$ 253,229	$ 238,915	$ 269,399	$ 225,232	$ 236,775	$ 220,738	$ 986,594	$ 952,144	$ 769,961
Operating expenses:
Operating costs									570,905	566,390	474,609
Selling, general and administrative									182,253	179,301	158,169
Management fees									4,337
Corporate overhead allocation
REIT conversion costs									101,964
Casualty loss									858	1,225	42,321
Preopening costs									340	408	55,287
Depreciation and amortization	37,302	30,701	30,254	32,434	34,594	32,367	29,271	29,057	130,691	125,289	105,561
Operating income (loss)	(24,597)	(33,449)	31,608	21,684	19,768	13,837	31,200	14,726	(4,754)	79,531	(65,986)
Interest expense, net of amounts capitalized									(58,582)	(74,673)	(81,426)
Interest income									12,307	12,460	13,124
Income from unconsolidated companies									109	1,086	608
Net gain on extinguishment of debt											1,299
Other gains and (losses)									22,251	(916)	(535)
Income (loss) before income taxes and discontinued operations	(16,179)	(43,253)	20,287	10,476	7,706	(722)	13,432	(2,928)	(28,669)	17,488	(132,916)
(Provision) benefit for income taxes	1,236	16,581	(11,314)	(4,469)	(2,651)	(937)	(4,799)	967	2,034	(7,420)	40,718
Equity in subsidiaries' earnings (losses), net
Income (loss) from continuing operations	(14,943)	(26,672)	8,973	6,007	5,055	(1,659)	8,633	(1,961)	(26,635)	10,068	(92,198)
Income (loss) from discontinued operations, net of taxes	(9)	(2)	(19)	21	48	53	4	4	(9)	109	3,070
Net income (loss)	(14,952)	(26,674)	8,954	6,028	5,103	(1,606)	8,637	(1,957)	(26,644)	10,177	(89,128)
Comprehensive income (loss)									(15,216)	2,235	(83,790)
Parent Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues									6,281	6,064	12,556
Operating expenses:
Operating costs
Selling, general and administrative									19,790	17,631	22,582
Management fees
Corporate overhead allocation
REIT conversion costs									42,303
Casualty loss									429	336	4,921
Preopening costs									22	48
Depreciation and amortization									2,377	3,852	4,576
Operating income (loss)									(58,640)	(15,803)	(19,523)
Interest expense, net of amounts capitalized									(54,896)	(75,626)	(83,118)
Interest income									100,455	103,686	98,217
Income from unconsolidated companies
Net gain on extinguishment of debt											1,299
Other gains and (losses)									20,000	(36)	(54)
Income (loss) before income taxes and discontinued operations									6,919	12,221	(3,179)
(Provision) benefit for income taxes									(12,311)	(2,743)	19
Equity in subsidiaries' earnings (losses), net									(21,252)	699	(85,968)
Income (loss) from continuing operations									(26,644)	10,177	(89,128)
Income (loss) from discontinued operations, net of taxes
Net income (loss)									(26,644)	10,177	(89,128)
Comprehensive income (loss)									(15,216)	2,235	(83,790)
Issuer [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues
Operating expenses:
Operating costs
Selling, general and administrative
Management fees
Corporate overhead allocation
REIT conversion costs
Casualty loss
Preopening costs
Depreciation and amortization
Operating income (loss)
Interest expense, net of amounts capitalized									(4,584)
Interest income
Income from unconsolidated companies
Net gain on extinguishment of debt
Other gains and (losses)
Income (loss) before income taxes and discontinued operations									(4,584)
(Provision) benefit for income taxes									1,638
Equity in subsidiaries' earnings (losses), net
Income (loss) from continuing operations									(2,946)
Income (loss) from discontinued operations, net of taxes
Net income (loss)									(2,946)
Comprehensive income (loss)									(2,946)
Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues									66,211
Operating expenses:
Operating costs									8,794
Selling, general and administrative									2,710
Management fees
Corporate overhead allocation
REIT conversion costs
Casualty loss
Preopening costs
Depreciation and amortization									9,960
Operating income (loss)									44,747
Interest expense, net of amounts capitalized									(10,841)
Interest income									2,609
Income from unconsolidated companies
Net gain on extinguishment of debt
Other gains and (losses)
Income (loss) before income taxes and discontinued operations									36,515
(Provision) benefit for income taxes									(14,580)
Equity in subsidiaries' earnings (losses), net
Income (loss) from continuing operations									21,935
Income (loss) from discontinued operations, net of taxes
Net income (loss)									21,935
Comprehensive income (loss)									21,935
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues									987,535	952,890	770,672
Operating expenses:
Operating costs									629,188	567,161	475,253
Selling, general and administrative									159,856	161,670	135,624
Management fees									4,337
Corporate overhead allocation									6,253	6,039	12,532
REIT conversion costs									59,661
Casualty loss									429	889	37,400
Preopening costs									318	360	55,341
Depreciation and amortization									118,354	121,437	100,985
Operating income (loss)									9,139	95,334	(46,463)
Interest expense, net of amounts capitalized									(110,821)	(120,851)	(116,428)
Interest income									31,803	30,578	33,027
Income from unconsolidated companies									109	1,086	608
Net gain on extinguishment of debt
Other gains and (losses)									2,251	(880)	(481)
Income (loss) before income taxes and discontinued operations									(67,519)	5,267	(129,737)
(Provision) benefit for income taxes									27,287	(4,677)	40,699
Equity in subsidiaries' earnings (losses), net
Income (loss) from continuing operations									(40,232)	590	(89,038)
Income (loss) from discontinued operations, net of taxes									(9)	109	3,070
Net income (loss)									(40,241)	699	(85,968)
Comprehensive income (loss)									(40,241)	699	(85,968)
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues									(73,433)	(6,810)	(13,267)
Operating expenses:
Operating costs									(67,077)	(771)	(644)
Selling, general and administrative									(103)		(37)
Management fees
Corporate overhead allocation									(6,253)	(6,039)	(12,532)
REIT conversion costs
Casualty loss
Preopening costs											(54)
Depreciation and amortization
Operating income (loss)
Interest expense, net of amounts capitalized									122,560	121,804	118,120
Interest income									(122,560)	(121,804)	(118,120)
Income from unconsolidated companies
Net gain on extinguishment of debt
Other gains and (losses)
Income (loss) before income taxes and discontinued operations
(Provision) benefit for income taxes
Equity in subsidiaries' earnings (losses), net									21,252	(699)	85,968
Income (loss) from continuing operations									21,252	(699)	85,968
Income (loss) from discontinued operations, net of taxes
Net income (loss)									21,252	(699)	85,968
Comprehensive income (loss)									$ 21,252	$ (699)	$ 85,968